ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2015
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Other payables and other current liabilities from continuing operations consist of the following:

	December 31,
	2015	2014
	US$	US$
		(Restated)
Accrued salaries and social welfare	94,037	116,557
Accrued expenses	1,541,415	233,339
Reimbursed employee's expense	79,363	29,848
Deposits from customer	113,834	94,181
Others	155,501	32,031
Accrued expenses and other current liabilities	1,984,150	505,956
Less: Accrued expenses and other current liabilities from discontinued operations	(185,796)	(45,343)
Accrued expenses and other current liabilities from continuing operations	1,798,354	460,613